NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2022
Disclosure Of Noncontrolling Interests [Abstract]
NON-CONTROLLING INTEREST
42	NON-CONTROLLING INTEREST

	2022	2021
	US$’000	US$’000

Balance at 1 January	-	41,782
Acquisition of the non-controlling interest of IVS Bulk Pte. Ltd. (Note 39)	-	(52,339)
Share of profit (loss) for the year	-	10,557
Balance at 31 December	-	-

The non-controlling interest was acquired by the Group on 1 September 2021 and the equity balance was settled as part of the purchase price.